FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	SFr 772	SFr 412
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(186)	(11)
Net gains/(losses) of which related to credit risk - on assets	0	(3)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	55	(24)
Net gains/(losses) of which related to credit risk - on assets	(79)	(224)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2	183
Net gains/(losses) of which related to credit risk - on assets	(86)	(85)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(97)	(43)
Net gains/(losses) of which related to credit risk - on liabilities	(3)	(1)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(93)	(32)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(187)	1,069
Net gains/(losses) of which related to credit risk - on liabilities	0	1
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	10,430	6,098
Net gains/(losses) of which related to credit risk - on liabilities	2	1
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(188)	(66)
Net gains/(losses) of which related to credit risk - on liabilities	SFr (210)	SFr (158)